Company Organization and Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment, Useful Lives	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years	10 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years	2 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Life of lease	Life of lease
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years